Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Total	Share capital		Share capital Legacy Oculis	Share capital Retroactive application of the recapitalization due to the business combination Legacy Oculis	Treasury shares [1]	Treasury shares Legacy Oculis	Treasury shares Retroactive application of the recapitalization due to the business combination Legacy Oculis	Share premium	Share premium Retroactive application of the recapitalization due to the business combination	Reserve for share-based payment	Cumulative translation adjustment	Actuarial loss on post-employment benefit obligations	Accumulated losses
Beginning Balance (in shares) (Previously Reported) at Dec. 31, 2020				2,967,155			(100,000)
Beginning Balance (in shares) at Dec. 31, 2020				3,392,140	424,985		(114,323)	(14,323)
Beginning balance (Previously Reported) at Dec. 31, 2020	SFr (43,654)			SFr 297			SFr (100)		SFr 9,609		SFr 1,640	SFr (275)	SFr (1,096)	SFr (53,728)
Beginning balance at Dec. 31, 2020	(43,654)	SFr 34	[1]	SFr 34	SFr (263)	SFr (1)	SFr (1)	SFr 99	9,773	SFr 164	1,640	(275)	(1,096)	(53,728)
Loss for the period	(18,552)													(18,552)
Other comprehensive profit/(loss):
Actuarial gain (loss) on post-employment benefit obligations	88												88
Foreign currency translation differences	(28)											(28)
Total comprehensive loss for the period	(18,492)											(28)	88	(18,552)
Share-based compensation expense	328										328
Restricted shares awards ( in shares)				441,419
Restricted shares awards	876			SFr 4					872
Transaction costs	(12)								(12)
Ending Balance ( in shares) (Previously Reported) at Dec. 31, 2021				3,353,271			(100,000)
Ending Balance ( in shares) at Dec. 31, 2021				3,833,559	480,288		(114,323)	(14,323)
Ending balance (Previously Reported) at Dec. 31, 2021	(60,955)			SFr 335			SFr (100)		10,434		1,967	(303)	(1,008)	(72,280)
Ending balance at Dec. 31, 2021	(60,955)	38	[1]	SFr 38	SFr (297)	(1)	SFr (1)	SFr 99	10,632	198	1,967	(303)	(1,008)	(72,280)
Loss for the period	(38,698)													(38,698)
Other comprehensive profit/(loss):
Actuarial gain (loss) on post-employment benefit obligations	744												744
Foreign currency translation differences	3											3
Total comprehensive loss for the period	(37,951)											3	744	(38,698)
Share-based compensation expense	804										804
Transaction costs	(9)								(9)
Stock option exercised ( in shares)				61,163
Stock option exercised	120	1	[1]	SFr 1					119
Ending Balance ( in shares) (Previously Reported) at Dec. 31, 2022				3,406,771			(100,000)
Ending Balance ( in shares) at Dec. 31, 2022				3,894,722	487,951		(114,323)	(14,323)
Ending balance (Previously Reported) at Dec. 31, 2022	(97,991)			SFr 340			SFr (100)		10,540		2,771	(300)	(264)	(110,978)
Ending balance at Dec. 31, 2022	(97,991)	SFr 39	[1]	SFr 39	SFr (301)	SFr (1)	SFr (1)	SFr 99	10,742	SFr 202	2,771	(300)	(264)	(110,978)
Loss for the period	(88,802)													(88,802)
Other comprehensive profit/(loss):
Actuarial gain (loss) on post-employment benefit obligations	(808)												(808)
Foreign currency translation differences	(5,005)											(5,005)
Foreign currency translation differences recycling	4,978											4,978
Total comprehensive loss for the period	(89,637)											(27)	(808)	(88,802)
Share-based compensation expense	3,608										3,608
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares ( in shares)		3,780,399		(3,894,722)			114,323
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares		SFr 38		SFr (39)			SFr 1
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares ( in shares)		16,496,603
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares	124,802	SFr 165							124,637
Issuance of ordinary shares to PIPE investors ( in shares)		7,118,891
Issuance of ordinary shares to PIPE investors	67,054	SFr 71	[1]						66,983
Issuance of ordinary shares under CLA ( in shares)		1,967,000
Issuance of ordinary shares under CLA	18,368	SFr 20	[1]						18,348
Issuance of ordinary shares to EBAC shareholders ( in shares)		3,370,480
Issuance of ordinary shares to EBAC shareholders	35,525	SFr 33							35,492
Transaction costs related to the business combination	(4,821)								(4,821)
Proceeds from sale of shares in public offering	38,179	SFr 36							38,143
Proceeds from sale of shares in public offering ( in shares)		3,654,234
Transaction costs related to the public offering	(3,361)								(3,361)
Stock option exercised ( in shares)		112,942
Stock option exercised	274	SFr 1	[1]						273
Issuance of shares in connection with warrant exercises ( in shares)		149,156
Issuance of shares in connection with warrant exercises	1,728	SFr 2	[1]						1,726
Ending Balance ( in shares) at Dec. 31, 2023		36,649,705
Ending balance at Dec. 31, 2023	SFr 93,728	SFr 366	[1]						SFr 288,162		SFr 6,379	SFr (327)	SFr (1,072)	SFr (199,780)

[1]	Recasted Legacy Oculis shares through the date of the Business Combination